Other Finance Expense - Reconciliation of Total Interest Cost and Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Interest expense	$ (7,252)	$ (5,054)	$ (13,466)	$ (10,084)
Amortization of debt issuance cost and fair value of debt assumed	406	286	755	573
Total interest cost	$ 7,252	$ 5,054	$ 13,466	$ 10,084